OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaid expenses	$ 1,739	$ 1,959
Government authorities	1,003	898
Receivable from third-party	426
Short-term lease deposits	127	215
Grants receivable from the Israel Innovation Authority		728
Others	363	147
Other receivables and prepaid expenses	3,879	4,513
Foreign Exchange Contract [Member]
Foreign currency derivative contracts	$ 221	$ 566